Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 211,250.00
Total Fee Amount	18.38
Total Offset Amount	0.00
Net Fee	$ 18.38
Offering Table N/A
Offset Table N/A	N/A